Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2019
Prepayments and other assets
Schedule of current and non-current prepayments and other assets

	March 31,
	2018	2019
Current
Advance to vendors (net of allowance)	854,942	746,513
Advance to joint venture (refer to note 42)	7,759	30,385
Balance with statutory authorities	36,222	47,865
Prepaid expenses	70,971	72,148
Due from employees	7,928	2,997
Total	977,822	899,908
Non-current
Prepaid expenses	3,403	1,527
Defined benefit plan asset (refer to Note 34)	7,835	6,339
	11,238	7,866

Schedule of changes in allowance for doubtful advances

	March 31,
	2018	2019
Balance at the beginning of the year	12,047	9,630
Provisions accrued during the year	9,165	10,299
Amount written off during the year	(11,582)	(3,695)
Balance at the end of the year	9,630	16,234